2. ACQUISITION OF SUBSIDIARY UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2016
Acquisition Of Subsidiary Under Common Control And Adjustment Of Previously Issued Consolidated Financial Statements
ACQUISITION OF SUBSIDIARY UNDER COMMON CONTROL AND ADJUSTMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS

In October 2016, the Company acquired 100% of the equity interest of Eastern Eagle and its subsidiaries from Smart Success. The total transaction value, as adjusted to account for changes in the net asset carrying value determined for Eastern Eagle, was $409.3 million, consisting of cash of $111.5 million and assumed liabilities of $297.8 million. For all periods presented, the Company, Smart Success, and Eastern Eagle and its subsidiaries were all under the control of Mr. Li, this transaction was accounted for as a combination of commonly controlled entities and accounted for as if the acquisition had been consummated at the beginning of the earliest period presented, with no gain or loss being recognized. The acquired assets and liabilities of Eastern Eagle and its subsidiaries were recorded at carrying value. On the date of the acquisition, the cash consideration in excess of carrying value of net assets of Eastern Eagle’s subsidiary amounted to $230.0 million.

In accordance with ASC 805-50, the assets and liabilities and operations of the Company and Eastern Eagle were combined at their historical carrying amounts, and all periods presented were adjusted as if the entities had always been combined since January 1, 2014.

Selected combined balance sheet information as of December 31, 2015:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
ASSETS
Cash and cash equivalents	$61,957	$10,305	$—	$72,262
Prepaid expenses, related party	—	41,148	(39,608)	1,540
Prepaid expenses and other current assets	1,520	738	—	2,258
Property, equipment and leasehold improvements, net	73,817	150,887	—	224,704
Deferred income tax assets	7,011	10,638	—	17,649
Total assets	$750,315	$213,716	$(39,608)	$924,423

LIABILITIES
Long-term bank borrowings, current portion	13,860	924	—	14,784
Financing payables, related parties	106,869	84,660	(39,608)	151,921
Other payables and accrued liabilities	35,806	12,404	—	48,210
Long-term bank borrowings	—	118,424	—	118,424
Total liabilities	$494,246	$216,412	$(39,608)	$671,050

STOCKHOLDERS’ EQUITY
Ordinary Shares	24	—	—	24
Additional paid-in capital	329,276	30,684	—	359,960
Statutory reserves	27,014	—	—	27,014
Accumulated losses	(115,229)	(35,053)	—	(150,282)
Accumulated other comprehensive income	14,984	1,673	—	16,657
Total stockholders’ equity	256,069	(2,696)	—	253,373
Total liabilities and stockholders’ equity	$750,315	$213,716	$(39,608)	$924,423

Selected combined statement of operations information for the year ended December 31, 2015:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
Total income	$56,311	$18,634	$(2,172)	$72,773
Interest expense	16,694	8,112	—	24,806
Interest expense, related parties	7,006	71	(968)	6,109
Property and management cost	2,063	15,573	—	17,636
Selling and marketing	2,400	960	—	3,360
General and administrative	11,620	6,563	(1,204)	16,979
Income (loss) from continuing operations before income taxes	350	(12,645)	—	(12,295)
Income tax provision (benefit)	274	(3,137)	—	(2,863)
Income (loss) from continuing operations	76	(9,508)	—	(9,432)
Net income (loss)	$8,281	$(9,508)	$—	$(1,227)

Earnings (loss) per share
Basic
Continuing operations	$0.003	$(0.40)	$0.00	$(0.40)
Discontinued operations	0.35	0.00	0.00	0.35
	$0.35	$(0.40)	$0.00	$(0.05)

Diluted
Continuing operations	$0.003	$(0.40)	$0.00	$(0.40)
Discontinued operations	0.34	0.00	0.01	0.35
	$0.34	$(0.40)	$0.01	$(0.05)

Selected combined statement of operations information for the year ended December 31, 2014:

	Fincera	Eastern Eagle	Adjustments/Elimination	Combined
Total income	$5,375	$15,597	$(949)	$20,023
Interest expense	7,292	7,238	—	14,530
Interest expense, related parties	1,409	582	—	1,991
Property and management cost	2,532	14,828	—	17,360
Selling and marketing	488	1,070	—	1,558
General and administrative	5,494	8,808	(949)	13,353
Loss from continuing operations before income taxes	(19,720)	(16,929)	—	(36,649)
Income tax benefit	(3,398)	(3,911)	—	(7,309)
Loss from continuing operations	(16,322)	(13,018)	—	(29,340)
Net income (loss)	$10,166	$(13,018)	$—	$(2,852)

Earnings (loss) per share
Basic
Continuing operations	$(0.69)	$(0.55)	$0.00	$(1.24)
Discontinued operations	1.12	0.00	0.00	1.12
	$0.43	$(0.55)	$0.00	$(0.12)

Diluted
Continuing operations	$(0.68)	$(0.55)	$(0.01)	$(1.24)
Discontinued operations	1.11	0.00	0.01	1.12
	$0.43	$(0.55)	$0.00	$(0.12)